RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Defined Benefit Obligation - Movements in the defined benefit obligation [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Defined Benefit Obligation [Line Items]
At 1 January	£ (41,092)	£ (44,384)
Current service cost	(201)	(261)
Interest expense	(1,172)	(1,130)
Remeasurements:
Actuarial losses – experience	(29)	(439)
Actuarial (losses) gains – demographic assumptions	471	(201)
Actuarial gains (losses) – financial assumptions	(5,400)	2,347
Benefits paid	2,174	3,079
Past service cost	(44)	(108)
Curtailments		(12)
Settlements	17	17
Exchange and other adjustments	35
At 31 December	£ (45,241)	£ (41,092)